Group's Business and General Information (Details)	12 Months Ended
Jun. 30, 2020
Group's Business and General Information (Textual)
Business develoment, description	The Group operates 332,062 square meters (sqm) in 14 shopping malls, 115,640 sqm in 8 premium offices and an extensive land reserve for future commercial developments; operates and holds a majority interest (with the exception of La Ribera Shopping center, of which it has a 50% of ownership interest) in a portfolio of 14 shopping malls in Argentina, six of which are located in the Autonomous City of Buenos Aires (Abasto Shopping, Alcorta Shopping, Alto Palermo, Patio Bullrich, Dot Baires Shopping and Distrito Arcos), two in Buenos Aires province (Alto Avellaneda and Soleil Premium Outlet) and the rest are situated in different provinces (Alto Noa in the City of Salta, Alto Rosario in the City of Rosario, Mendoza Plaza in the City of Mendoza, Córdoba Shopping Villa Cabrera in the City of Córdoba, Alto Comahue in the City of Neuquén and La Ribera Shopping in the City of Santa Fe).